American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2022

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 95.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.4%
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	1,684,898	1,632,757
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	1,292,422	1,270,826
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 2/20/34 to 8/20/47	5,782,059	5,656,019
GNMA, VRN, 2.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,815,963	1,795,201
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,397,398	1,360,681
		11,715,484
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 93.4%
GNMA, 2.00%, 10/20/50 to 11/20/51	108,443,727	90,324,500
GNMA, 2.50%, 7/20/46 to 1/20/52	94,780,149	82,781,963
GNMA, 3.00%, 2/20/43 to 9/20/51	105,694,066	94,878,986
GNMA, 3.50%, 12/20/41 to 10/20/50	73,586,058	68,920,815
GNMA, 3.50%, 2/20/52(1)	11,837,867	10,903,057
GNMA, 4.00%, 12/20/39 to 4/20/52	47,142,825	45,111,082
GNMA, 4.50%, 7/15/33 to 6/20/48	17,719,485	17,594,057
GNMA, 5.00%, 6/20/40 to 9/20/52	11,690,641	11,767,884
GNMA, 5.50%, 4/15/33 to 12/20/52	20,225,603	20,758,317
GNMA, 6.00%, 2/20/26 to 2/20/39	7,919,292	8,303,071
GNMA, 6.50%, 9/20/23 to 11/15/38	1,100,310	1,150,613
GNMA, 7.00%, 12/20/25 to 12/20/29	195,386	202,082
GNMA, 7.25%, 6/15/23	609	609
GNMA, 7.50%, 12/20/23 to 2/20/31	46,671	48,679
GNMA, 8.00%, 3/15/23 to 7/20/30	94,965	95,454
GNMA, 8.50%, 4/20/23 to 12/15/30	40,998	43,459
GNMA, 8.75%, 7/15/27	18,484	18,478
GNMA, 9.00%, 12/15/24	813	813
GNMA, 9.25%, 3/15/25	11,831	11,830
GNMA, 9.50%, 1/20/25 to 7/20/25	9,710	9,712
		452,925,461
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $510,141,505)		464,640,945
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
GNMA, Series 2002-13, Class FA, VRN, 4.83%, (1-month LIBOR plus 0.50%), 2/16/32	132,736	132,731
GNMA, Series 2003-110, Class F, VRN, 4.75%, (1-month LIBOR plus 0.40%), 10/20/33	568,440	566,766
GNMA, Series 2003-66, Class HF, VRN, 4.80%, (1-month LIBOR plus 0.45%), 8/20/33	299,321	298,149
GNMA, Series 2004-76, Class F, VRN, 4.75%, (1-month LIBOR plus 0.40%), 9/20/34	547,957	545,303
GNMA, Series 2005-13, Class FA, VRN, 4.55%, (1-month LIBOR plus 0.20%), 2/20/35	1,125,073	1,110,527
GNMA, Series 2007-5, Class FA, VRN, 4.49%, (1-month LIBOR plus 0.14%), 2/20/37	1,168,749	1,161,690
GNMA, Series 2007-58, Class FC, VRN, 4.85%, (1-month LIBOR plus 0.50%), 10/20/37	706,767	704,642
GNMA, Series 2008-2, Class LF, VRN, 4.81%, (1-month LIBOR plus 0.46%), 1/20/38	895,218	888,222
GNMA, Series 2008-27, Class FB, VRN, 4.90%, (1-month LIBOR plus 0.55%), 3/20/38	1,608,418	1,604,804
GNMA, Series 2008-61, Class KF, VRN, 5.02%, (1-month LIBOR plus 0.67%), 7/20/38	801,780	799,782
GNMA, Series 2008-88, Class UF, VRN, 5.35%, (1-month LIBOR plus 1.00%), 10/20/38	706,034	706,859
GNMA, Series 2009-92, Class FJ, VRN, 5.01%, (1-month LIBOR plus 0.68%), 10/16/39	427,494	426,821
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	3,070,529	2,537,666
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	2,723,574	2,181,037
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,821,714)		13,664,999

SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,552	10,552
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $861,183), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $845,624)		845,230
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/32, valued at $5,296,888), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $5,195,458)		5,193,000
		6,038,230
TOTAL SHORT-TERM INVESTMENTS (Cost $6,048,782)		6,048,782
TOTAL INVESTMENT SECURITIES—99.9% (Cost $531,012,001)		484,354,726
OTHER ASSETS AND LIABILITIES — 0.1%		599,864
TOTAL NET ASSETS — 100.0%		$484,954,590

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	26	March 2023	$2,919,719	$(28,301)
U.S. Treasury 10-Year Ultra Notes	55	March 2023	6,505,469	(86,907)
U.S. Treasury Long Bonds	188	March 2023	23,564,625	(464,234)
U.S. Treasury Ultra Bonds	70	March 2023	9,401,875	(271,386)
			$42,391,688	$(850,828)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	47	March 2023	$9,638,672	$275
U.S. Treasury 5-Year Notes	101	March 2023	10,900,898	39,261
			$20,539,570	$39,536
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,886,274.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$464,640,945	—
U.S. Government Agency Collateralized Mortgage Obligations	—	13,664,999	—
Short-Term Investments	$10,552	6,038,230	—
	$10,552	$484,344,174	—
Other Financial Instruments
Futures Contracts	$39,536	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$850,828	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.